Debt and Lease Arrangements - Schedule of Gearing (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Net debt	$ 79,093	$ 67,465	$ 51,428		$ 65,944
Total equity	190,463	$ 202,538	202,534	$ 197,762	$ 197,812	$ 188,511
Total capital	$ 269,556		$ 253,962
Gearing	29.30%		20.30%
Previously stated
Disclosure of detailed information about borrowings [line items]
Gearing	25.00%